BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the Company's basic and diluted net loss per share of Common stock:

	Year ended December 31
	2017	2016

Net comprehensive income	$(18,044)	$(3,720)
Convertible Preferred A Shares accumulated dividend (*)	-	(177)

Net loss attributable to Ordinary shares as reported	$(18,044)	$(3,897)

Shares used in computing net loss per share of Ordinary shares, basic and diluted	6,002,052	1,448,363

Net loss per share of Ordinary share, basic and diluted	(3.01)	(2.69